Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Nov. 02, 2017
C000194765
Account Value [Line Items]
Line Graph and Table Measure Name	Recurrent MLP & Infrastructure Fund
Account Value	$ 20,988	$ 18,916	$ 14,312	$ 13,279	$ 9,274	$ 6,374	$ 10,612	$ 9,978	$ 10,000
Alerian MLP Index
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Account Value	$ 20,391	17,965	13,361	11,441	8,985	6,177	10,431	9,927	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,497	$ 21,853	$ 17,816	$ 17,353	$ 17,317	$ 11,862	$ 11,761	$ 10,362	$ 10,000